Defined Contribution and Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution and Benefit Plans
Matching contributions to the plans	$ 4,417	$ 3,717	$ 3,264